SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted net loss per share
Weighted-average shares outstanding, basic
Weighted-average shares outstanding, diluted
Basic net loss per share
Diluted net loss per share
Common Shares Subject To Redemption [Member]
Basic and diluted net loss per share
Allocation of net loss
Weighted-average shares outstanding, basic		753,475	1,535,014
Weighted-average shares outstanding, diluted		753,475	1,535,014
Basic net loss per share
Diluted net loss per share
Non Redeemable Common Shares [Member]
Basic and diluted net loss per share
Allocation of net loss		$ (2,231,950)	$ (1,147,608)
Weighted-average shares outstanding, basic		2,875,000	2,875,000
Weighted-average shares outstanding, diluted		2,875,000	2,875,000
Basic net loss per share		$ (0.78)	$ (0.40)
Diluted net loss per share		$ (0.78)	$ (0.40)